CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Exploration and evaluation	$ 2,285,511	$ 96,479	$ 514,132
Assays and analysis	225,954	11,845	33,918
Drilling	907,694	0	22,455
Engineering	562	0	0
Environmental	466	4,410	0
Geological	284,834	70,470	243,507
Helicopter and fuel	447,828	6,390	55,120
Property costs and assessments	1,732	1,646	2,584
Site activities	393,350	10,700	140,198
Socioeconomic	2,330	12,128	4,997
Technical data	0	0	1,000
Travel and accommodation	20,761	290	10,353
Expenses	257,135	190,577	219,243
Administrative fees	52,700	48,359	44,044
Conference and travel	705	0	0
Insurance	23,481	23,968	22,963
IT Services	21,120	12,000	11,000
Legal, accounting and audit	58,023	51,818	31,569
Office and miscellaneous	37,167	21,920	75,310
Property investigation	0	0	0
Regulatory, trust and filing	63,939	32,512	34,357
Equity-settled share-based paymens	0	640,860	399,140
Operating expenses	(2,542,646)	(927,916)	(1,132,515)
Other items
Accretion expense - office lease	3,244	4,376	5,326
Amortization of Right-of-use asset	9,895	9,895	9,895
Recognition of flow-through premium liability	62,778	0	0
Interest income	25,089	12,410	3,365
Interest expense	2,138	1,107	0
Foreign exchange gain (loss)	501	315	695
Other income	33,755	20,735	150,000
(Loss) and comprehensive (loss) before taxes for the period	(2,436,802)	(910,464)	(995,066)
Current income tax expenses (recoveries)	0	37	(2,779)
(Loss) and comprehensive (loss) for the period	$ (2,436,802)	$ (910,427)	$ (997,845)
Basic earning (loss) per common share	$ 0.05	$ 0.02	$ 0.03
Diluted earning (loss) per common share	0.05	0.02	0.03
Weighted average number of common shares outstanding (note 5(c))
Basic	48,777,657	43,216,198	37,163,954
Diluted	$ 48,777,657	$ 43,216,198	$ 37,163,954